B2 Net sales (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of Net Sales

	2024	2023	2022
Hardware	93,521	99,642	119,215
Software	56,629	59,123	54,809
Services	97,730	104,586	97,522
Total	247,880	263,351	271,546
of which IPR licensing revenues	13,962	11,101	10,399
of which export sales from Sweden	133,339	125,242	153,833